Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2022